Players liability account	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Players Liability Account
Players liability account

18. Players liability account

The Players liability account consists of UMG and Winview cash deposited by players, plus any prize winnings, less any fees for match game play and withdrawal requests processed to date. As of August 31, 2022, and 2021, the players liability account balance is the total amount payable if all players were to request closure of their accounts.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

17. Players liability account

The Players liability account consists of UMG and Winview cash deposited by players, plus any prize winnings, less any fees for match game play and withdrawal requests processed to date. As of August 31, 2021, and 2020, the players liability account balance is the total amount payable if all players were to request closure of their accounts.